SHARE-BASED PAYMENTS - Fair value of options (Details)	12 Months Ended
Dec. 31, 2022 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology
Fair value per ordinary share as at valuation date	$ 0.41
Risk-free rate	3.44%
Expected volatility	71.71%
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology
Exercise multiple	2.2
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology
Exercise multiple	2.8